STOCK-BASED EMPLOYEE COMPENSATION - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2007	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of currently outstanding options		856,500	825,000
Shares available for future grants		1,376,300	1,407,800
Total unrecognized compensation cost related to non-vested stock options		$ 3,500,000	$ 3,636,000
Cost is expected to be recognized		3 years 2 months 12 days	3 years 7 months 13 days
Grant-date per share fair value of options		$ 6.99	$ 4.93
Fair value of each option award estimated risk-free interest rate		0.99%	0.62%		0.62%
Fair value of each option award estimated volatility		42.31%	40.49%		34.00%
Fair value of each option award expected option life		6 years 3 months	5 years 5 months 27 days		1 year 9 months
Equity participation in holdings	7.00%
Percentage of vested shares	7.50%		12.50%	12.50%	7.50%
Investment interest rate of return			12.00%	12.00%
Estimated dividend yield				0.00%
Total equity-based compensation				101,000	170,000
Cash distribution to parent				357,000
Paid a former executive of the Company as consideration				357,000
Class B Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost equity awards	525,000
General and administrative cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation was expensed primarily in general and administrative costs		$ 466,000	$ 378,000
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		2,232,800	2,232,800
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		4 years	4 years
2007 Long-Term Equity Incentive Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period			5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		1 year	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		4 years	4 years
Maximum [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, contractual term		10 years	10 years